Leases (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lessee, Operating Leases
Lessee, Operating Lease, Description	The Company has operating leases for buildings, land, telecommunication services, and rail cars. Emera’s leases have remaining lease terms of 1 year to 63 years, some of which include options to extend the leases for up to 65 years. These options are included as part of the lease term when it is considered reasonably certain that they will be exercised.
Lease, Expense	$ 138	$ 150
Variable costs for power generation facility finance leases	$ 131	142
Lessee, Operating Lease, Existence of Option to Extend [true false]	true
Lessee, Operating Lease, Option to Extend	The Company has operating leases for buildings, land, telecommunication services, and rail cars. Emera’s leases have remaining lease terms of 1 year to 63 years, some of which include options to extend the leases for up to 65 years. These options are included as part of the lease term when it is considered reasonably certain that they will be exercised
Lessee, Lease, Description [Line Items]
Net Investment in Lease	$ 638	$ 522
Lessor lease option to extend	65 years
Brunswick Pipeline Lease [Member]
Lessee, Lease, Description [Line Items]
Term of contract	34 years
Net Investment in Lease	$ 100
Lessor lease option to extend	16 years
Minimum
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Renewal Term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Renewal Term	63 years